1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.8%
COMMUNICATION SERVICES  — 76.3%
Telecommunication Services  — 41.1%
Wireless Telecommunication Services  — 27.8%
Wireless Telecommunication Services  — 27.8%
45,000 America Movil SAB de CV, Cl. L, ADR ......... $ 951,750
30,000 Anterix Inc.† ............................................. 1,737,000
22,000 KDDI Corp. ................................................ 723,756
45,000 Millicom International Cellular SA, SDR† .... 1,143,857
100,000 MTN Group Ltd. ........................................ 1,300,257
25,000 Rogers Communications Inc., Cl. B ............ 1,418,750
165,000 Sistema PJSC FC, GDR(a) .......................... 82,500
95,000 SoftBank Group Corp. ................................ 4,337,974
45,000 T-Mobile US Inc.† ...................................... 5,775,750
20,000 United States Cellular Corp.† ..................... 604,600
70,000 Vodafone Group plc, ADR .......................... 1,163,400
19,239,594
Diversified Telecommunication Services  — 13.3%
Integrated Telecommunication Services  — 12.3%
35,000 AT&T Inc. .................................................. 827,050
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 282,727
100,000 Deutsche Telekom AG ................................ 1,873,102
20,000 Frontier Communications Parent Inc.† ....... 553,400
35,000 Telenor ASA .............................................. 503,899
80,000 Telephone and Data Systems Inc. ............... 1,510,400
44,000 TELUS Corp. ............................................. 1,150,160
35,000 Verizon Communications Inc. .................... 1,782,900
8,483,638
Alternative Carriers  — 1.0%
60,000 Lumen Technologies Inc. ........................... 676,200
Media & Entertainment  — 35.2%
Interactive Media & Services  — 16.1%
Interactive Media & Services  — 16.1%
2,400 Alphabet Inc., Cl. C† .................................. 6,703,176
20,000 Meta Platforms Inc., Cl. A† ........................ 4,447,200
11,150,376
Media  — 10.1%
Cable & Satellite  — 10.1%
78,000 Comcast Corp., Cl. A ................................. 3,651,960
67,000 Liberty Global plc, Cl. C† ........................... 1,735,970
90,000 WideOpenWest Inc.† ................................. 1,569,600
6,957,530
Entertainment  — 9.0%
Movies & Entertainment  — 7.2%
220,000 Bollore SE ................................................. 1,157,005
125,000 Borussia Dortmund GmbH & Co. KGaA† .... 560,315
15,000 Liberty Media Corp.- Liberty Braves, Cl. C† 418,650
75,000 Manchester United plc, Cl. A ...................... 1,085,250
1,000 Netflix Inc.† ............................................... 374,590
Shares
Market
Value
145,000 OL Groupe SA† ......................................... $ 314,396
8,000 The Walt Disney Co.† ................................ 1,097,280
5,007,486
Interactive Home Entertainment  — 1.8%
4,000 Take-Two Interactive Software Inc.† ........... 614,960
14,000 Ubisoft Entertainment SA† ......................... 618,726
1,233,686
TOTAL COMMUNICATION SERVICES ...... 52,748,510
INFORMATION TECHNOLOGY  — 10.3%
Software & Services  — 6.5%
Software  — 3.4%
Systems Software  — 3.4%
7,500 Microsoft Corp. ......................................... 2,312,325
IT Services  — 3.1%
Data Processing & Outsourced Services  — 2.6%
3,000 Mastercard Inc., Cl. A ................................ 1,072,140
6,500 PayPal Holdings Inc.† ................................ 751,725
1,823,865
Internet Services and Infrastructure  — 0.5%
15,000 GMO internet Inc. ...................................... 345,244
Technology Hardware & Equipment  — 3.8%
Technology Hardware, Storage & Peripherals  — 2.5%
Technology Hardware, Storage & Peripherals  — 2.5%
10,000 Apple Inc. ................................................. 1,746,100
Electronic Equipment, Instruments &
Components  — 1.3%
Electronic Equipment & Instruments  — 1.3%
9,000 Sony Group Corp., ADR ............................. 924,390
TOTAL INFORMATION TECHNOLOGY ...... 7,151,924
CONSUMER DISCRETIONARY  — 5.8%
Retailing  — 5.8%
Internet & Direct Marketing Retail  — 5.8%
Internet & Direct Marketing Retail  — 5.8%
65,000 Prosus NV ................................................. 3,492,846
10,000 Zalando SE† .............................................. 508,875
4,001,721
TOTAL CONSUMER DISCRETIONARY ...... 4,001,721
FINANCIALS  — 3.9%
Diversified Financials  — 3.9%
Diversified Financial Services  — 3.9%
Multi-Sector Holdings  — 3.9%
67,000 Kinnevik AB, Cl. B† .................................... 1,763,645
4,460 Old Mutual Ltd. ......................................... 2,568
175,000 VNV Global AB† ........................................ 937,128

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Diversified Financials (Continued)
Diversified Financial Services (Continued)
Multi-Sector Holdings (Continued)
12,000 Waterloo Investment Holdings Ltd.†(a) ...... $ 6,000
2,709,341
Banks  — 0.0%
Banks  — 0.0%
Diversified Banks  — 0.0%
58 Nedbank Group Ltd. .................................. 925
TOTAL FINANCIALS .......................... 2,710,266
REAL ESTATE  — 2.5%
Real Estate  — 2.5%
Equity Real Estate Investment Trusts  — 2.5%
Specialized REITs  — 2.5%
3,000 Crown Castle International Corp., REIT ....... 553,800
1,600 Equinix Inc., REIT ...................................... 1,186,592
1,740,392
TOTAL REAL ESTATE ......................... 1,740,392
TOTAL COMMON STOCKS .................. 68,352,813
CLOSED-END FUNDS — 0.1%
CONSUMER DISCRETIONARY  — 0.1%
Retailing  — 0.1%
Internet & Direct Marketing Retail  — 0.1%
Internet & Direct Marketing Retail  — 0.1%
5,800 Altaba Inc., Escrow† .................................. 33,785
PREFERRED STOCKS — 1.1%
INFORMATION TECHNOLOGY  — 1.1%
Technology - Hardware and Equipment  — 1.1%
Technology Hardware, Storage & Peripherals  — 1.1%
Technology Hardware, Storage & Peripherals  — 1.1%
15,000 Samsung Electronics Co. Ltd., 10.630% ..... 779,671
WARRANTS — 0.0%
FINANCIALS  — 0.0%
Diversified Financials  — 0.0%
Diversified Financial Services  — 0.0%
Multi-Sector Holdings  — 0.0%
31,463 VNV Global AB, expire 08/10/23† ............... 13,352
TOTAL INVESTMENTS — 100.0%
(Cost $48,107,880) ................................ $ 69,179,621
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 61.5% $ 42,570,093
Europe .............................. 24.5 16,954,266
Japan ............................... 9.2 6,331,364
South Africa ......................... 1.9 1,303,750
Latin America ....................... 1.8 1,240,477
Asia/Pacific ......................... 1.1 779,671
100.0% $ 69,179,621